PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of Prepaid Expenses and Other Current Assets

	December 31,	December 31,
	2023	2024
	RMB	RMB
VAT-input deductible	609,416	837,896
Income tax refundable	15,467	15,463
Amount due from Beijing Shouyiren (i)	1,638,583	1,696,285
Amount due from Beijing Kamo (ii)	—	2,800,000
Amount due from Beijing Huimei (iii)	—	9,824,724
Advances to employees	—	4,580,000
Prepaid marketing fee	751,836	1,783,457
Advances to suppliers	1,932,090	3,666,957
Other current assets	3,094,777	2,198,052
Total prepaid expenses and other current assets	8,042,169	27,402,834

Other current assets primarily consist of rent deposits and prepaid rent expenses.

(i)Amount due from Beijing Shouyiren Network Technology Co., Ltd. is expected to collect in July, 2025, with nil interest rate.
(ii)Amount due from Beijing Kamo Intelligent Health Management Co., Ltd. is expected to collect in June, 2025, with nil interest rate.
(iii)Amount due from Beijing Huimei Life Health Technology Co., Ltd. and its subsidiary is expected to collect between June and November, 2025, with nil interest rate.